Income taxes, Recognized Profit or Loss (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income taxes [Abstract]
Current tax expense	$ 0	$ 0
Deferred income tax expense	9,593	5,620
Total income tax expense	$ 9,593	$ 5,620